Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Commitments And Contingencies

Note 8 - Commitments and Contingencies

A.           Leases

The Company and its subsidiaries lease office space and manufacturing space for periods of up to 11 years (including options to extend the terms of the leases). The current lease for the Company's headquarters is in Yoqneam, Israel. This facility houses the Company's corporate headquarters, research and development and manufacturing facilities. Under this lease agreement, the Company will pay approximately $1,775 a year in rent and management fees. These payments are subject to adjustments based on changes in the Israeli Consumer Price Index. In addition, to secure its obligations under the lease, the Company provided bank guarantees in the amount of approximately $788 in favor of the lessor. The lease expires on December 31, 2015. The Company has an option to extend the lease until December 31, 2020.

The Company and its subsidiaries signed several motor vehicle lease agreements, which are viewed as capital leases. The companies deposited a total amount of $210 to guarantee their performance under the terms of the lease agreements.

The Company is committed to minimum annual lease payments over the next five years as follows:

	Capital leases	Operating leases
2013	$38	$5,279
2014	-	4,364
2015	-	3,565
2016	-	2,915
2017 and thereafter	-	7,107
	$38	$23,230

Depreciation of vehicles and equipment under capital lease for the years ended December 31, 2012, 2011 and 2010 was $87, $93 and $91, respectively (see also note 6).

Rental expenses under the lease agreements for the years ended December 31, 2012, 2011 and 2010 were $4,976, $5,311 and $4,557, respectively.

B.           Agreements with key single - source suppliers and commitments to suppliers

(1)
The Company has agreements with a number of single source suppliers for some of the components necessary for the production of its products. For example, the Company has sole suppliers for the imaging sensor and transmitter of its PillCam capsules and the data recorder unit of the Bravo system.

The Company relies on other single source suppliers with whom it does not have long term contracts for some other components necessary for the production of its products, such as the electrical circuit boards used in the PillCam and Bravo capsules and for computer workstations.

Purchases under such agreements with the five largest single source suppliers for the years ended December 31, 2012, 2011, 2010 were $15,690, $5,553 and $9,880, respectively.

B.           Agreements with key single - source suppliers and commitments to suppliers (cont'd)

(2)	The Company's annual commitments under agreements with single source and other suppliers for the next 5 years are as follows:

2013	$10,306
2014	1,342
2015	2,546
2016	3,363
2017 and beyond	3,812
$21,369

C.           Office of the Chief Scientist Grants

The Company's research and development efforts have been partially financed through royalty-bearing grants from OCS. In return for the OCS's participation, the Company is committed to pay royalties to the Israeli Government at the rate of 3%-5% of the sales of its product, up to 100% of the amount of the grants received plus LIBOR interest. The Company is entitled to the grants only upon incurring research and development expenditures. There are no future performance obligations related to the grants received from the OCS. However, under certain limited circumstances, the OCS may withdraw its approval of a research program or amend the terms of its approval. Upon withdrawal of approval, the grant recipient may be required to refund the grant, in whole or in part, with or without interest, as the OCS determines. The Company received from the OCS a total cumulative amount of $400 which is the total outstanding obligation for royalty-bearing grants as of December 31, 2012.

D.           Non-Exclusive Patent License Agreement

In August 2012, the Company entered into a non-exclusive patent license agreement with a third party. Under this license agreement, the Company licensed on a non-exclusive basis a portfolio of patents related to research and development activity of the Company. In consideration for this license, the Company paid EURO 1 million upon signing the agreement and may be obligated to pay royalties of up to EURO 8 million if the Company commercializes products in the field covered by the licensed patents. The Company does not anticipate royalty payments in the foreseeable future.

E.           Litigation

In October 2011, a claim was filed against the Company in Portugal by a former distributor seeking equitable compensation and damages in an amount of approximately EURO 1.7 million due to alleged wrongful termination of a distribution agreement.

On June 19, 2012, the claim was dismissed as a result of a court ruling that determined that Portuguese courts do not have jurisdiction to try this case under Portuguese and European applicable rules.

On September 9, 2012 the former distributor filed an appeal, challenging the dismissal of the claim as described above. This appeal was rejected on the grounds of late filing.  The distributor has appealed the ruling that it was late filing the appeal and this appeal was rejected as well.  Based on the advice of counsel, management believes that the Company was entitled to terminate the distribution agreement without any compensation. Accordingly, no provision has been made in the Company's financial statements for the claim.

Note 8 - Commitments and Contingencies (cont'd)

From time to time, as a result of the nature of its business, the Company is subject to actual or threatened patent litigation. Based on consultation with counsel, management believes that the potential exposure to the Company from such actual or threatened patent litigation as of December 31, 2012 is remote. Accordingly, no provision has been made in the Company's financial statements for any of such claims.

F.           Registration Rights Agreement

In November 2011, an Amended and Restated Registration Rights Agreement among the Company, Elron Electronic Industries ("Elron"), Discount Investment Corporation ("DIC") and Rafael Development Corporation ("RDC") was approved at a special meeting of our shareholders. As of December 31, 2012, Elron, DIC and RDC collectively owned an aggregate of 45.6% of the Company's ordinary shares and are collectively referred to as the "affiliated shareholders." This Amended and Restated Registration Rights Agreement has amended and restated a similar agreement among us and the affiliated shareholders that had been entered into in 2007. The 2007 agreement replaced earlier registration rights granted by the Company to Elron, DIC, RDC, entities affiliated with OrbiMed Capital LLC and other shareholders in connection with a private placement of our ordinary shares completed in September 2000, before our initial public offering. These earlier registration rights expired in October 2006.

Under this agreement, at the request of one or more of the affiliated shareholders holding at least 5% of the Company's then outstanding ordinary shares, the Company must use its best efforts to register any or all of these shareholders' ordinary shares to the extent that the aggregate offering price of the shares to be registered is at least $15 million. In addition, the affiliated shareholders also have the right to request that the Company include their ordinary shares in any registration statements filed by the Company in the future for the purpose of a public offering, subject to specified limitations. With respect to any shareholder, registration rights will expire if that shareholder can sell all of its ordinary shares within a 90 day period under Rule 144 under the United States Securities Act of 1933, as amended. Generally, the Company is obligated to pay all expenses incurred in carrying out the above registrations, as well as the fees and expenses of one legal counsel for the selling shareholders in each registration.

F.           Registration Rights Agreement (cont'd)

The 2011Amended and Restated Registration Rights Agreement extended the affiliated shareholders' registration rights until July 18, 2017 and provides relief from certain requirements and financial thresholds necessary to trigger registration rights to the benefit of lending institution to which any of the affiliated shareholders pledge its respective shares in the Company in connection with any credit line or loan provided to the affiliated shareholders. Finally, the Company has agreed that each of the affiliated shareholders could require that any registration be a shelf registration under Rule 415 under the United States Securities Act of 1933, and to maintain such a shelf registration for the maximum possible time